Goodwill and Intangible Assets - Aggregate amortization expense - Additional Information (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
TOI Parent Inc.
Finite-Lived Intangible Assets [Line Items]
Total segment amortization	$ 625,189	$ 612,689	$ 1,858,902	$ 1,874,390	$ 2,487,078	$ 2,523,400	$ 707,954